Schedules of Investments (Unaudited)
Pax US Sustainable Economy Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.3%
COMMUNICATION SERVICES: 8.0%
Alphabet, Inc., Class A (a)	3,627	$10,087,955
Alphabet, Inc., Class C (a)	1,409	3,935,323
AT&T, Inc.	5,773	136,416
Cable One, Inc.	152	222,565
Electronic Arts, Inc.	4,396	556,138
Interpublic Group of Cos Inc., The	24,035	852,041
Paramount Global, Class B	72,334	2,734,949
T-Mobile US, Inc. (a)	2,140	274,669
Verizon Communications, Inc.	96,081	4,894,366
Zynga, Inc., Class A (a)	147,148	1,359,648
		25,054,070

CONSUMER DISCRETIONARY: 6.6%
Aptiv PLC (a)	6,166	738,132
Best Buy Co., Inc.	16,007	1,455,036
BorgWarner, Inc.	18,782	730,620
Brunswick Corp.	20,974	1,696,587
Chegg, Inc. (a)	50,177	1,820,422
DR Horton, Inc.	2,976	221,742
eBay, Inc.	67,954	3,891,045
Etsy, Inc. (a)	1,339	166,411
Grand Canyon Education, Inc. (a)	14,617	1,419,457
Harley-Davidson, Inc.	7,177	282,774
Hasbro, Inc.	2,703	221,430
Home Depot, Inc., The	14,948	4,474,384
Lear Corp.	1,540	219,589
Lowe's Cos., Inc.	5,976	1,208,287
MGM Resorts International	7,016	294,251
Nordstrom, Inc. (a)(b)	6,796	184,240
NVR, Inc. (a)	61	272,504
Planet Fitness, Inc., Class A (a)	3,462	292,470
PulteGroup, Inc.	4,996	209,332
Tractor Supply Co.	768	179,228
Vail Resorts, Inc.	949	246,996
Whirlpool Corp.	1,245	215,111
Williams-Sonoma, Inc.	1,781	258,245
		20,698,293

CONSUMER STAPLES: 6.3%
Archer-Daniels-Midland Co.	5,035	454,459
Clorox Co., The	3,972	552,227
Colgate-Palmolive Co.	15,114	1,146,095
Estee Lauder Cos, Inc., The, Class A	1,467	399,493
General Mills, Inc.	27,688	1,875,031
Hershey Co., The	6,297	1,364,119
J.M. Smucker Co., The	10,227	1,384,838
Kimberly-Clark Corp.	16,901	2,081,527
Kroger Co., The	55,312	3,173,249
PepsiCo, Inc.	20,089	3,362,498

Procter & Gamble Co., The	21,114	3,226,219
Walgreens Boots Alliance, Inc.	14,146	633,316
		19,653,071

FINANCIALS: 10.9%
Affiliated Managers Group, Inc.	4,178	588,889
Aflac, Inc.	50,059	3,223,299
Allstate Corp., The	33,505	4,640,778
Ally Financial, Inc.	5,810	252,619
American Express Co.	1,743	325,941
Ameriprise Financial, Inc.	5,102	1,532,437
Bank of New York Mellon Corp., The	45,807	2,273,401
FactSet Research Systems, Inc.	364	158,031
Hartford Financial Services Group, Inc., The	19,607	1,407,979
Huntington Bancshares, Inc.	16,276	237,955
Loews Corp.	4,979	322,739
LPL Financial Holdings, Inc.	13,245	2,419,597
MarketAxess Holdings, Inc.	1,059	360,272
MetLife, Inc.	69,532	4,886,709
Morgan Stanley	54,720	4,782,528
PNC Financial Services Group, Inc., The	1,896	349,717
Progressive Corp., The	11,297	1,287,745
Prudential Financial, Inc.	2,905	343,284
Regions Financial Corp.	15,011	334,145
Reinsurance Group of America, Inc.	2,518	275,620
Synchrony Financial	6,198	215,752
Unum Group	121,447	3,826,795
		34,046,232

HEALTH CARE: 15.1%
AbbVie, Inc.	22,588	3,661,741
Agilent Technologies, Inc.	16,592	2,195,619
Amgen, Inc.	8,159	1,973,009
Anthem, Inc.	1,652	811,495
Baxter International, Inc.	3,061	237,350
Bio-Rad Laboratories, Inc., Class A (a)	1,168	657,853
Bristol-Myers Squibb Co.	64,925	4,741,473
Cerner Corp.	24,374	2,280,431
Charles River Laboratories International, Inc. (a)	945	268,352
CVS Health Corp.	32,712	3,310,782
Eli Lilly & Co.	13,284	3,804,139
Encompass Health Corp.	27,261	1,938,530
Hologic, Inc. (a)	3,608	277,167
Humana, Inc.	678	295,045
IDEXX Laboratories, Inc. (a)	572	312,918
Illumina, Inc. (a)	7,148	2,497,511
Johnson & Johnson	34,889	6,183,376
Merck & Co., Inc.	27,138	2,226,673
Mettler-Toledo International, Inc. (a)	286	392,732
Organon & Co.	2,349	82,051
West Pharmaceutical Services, Inc.	10,689	4,390,079
Zoetis, Inc.	24,421	4,605,556
		47,143,882

INDUSTRIALS: 9.0%
A.O. Smith Corp.	4,264	272,427
Acuity Brands, Inc.	2,900	548,970
Allegion PLC	2,113	231,965
Booz Allen Hamilton Holding Corp.	2,397	210,553
C.H. Robinson Worldwide, Inc.	8,588	925,014
Carrier Global Corp.	36,911	1,693,108
CSX Corp.	8,101	303,383
Cummins, Inc.	7,028	1,441,513
Emerson Electric Co.	15,000	1,470,750
Expeditors International of Washington, Inc.	1,272	131,220
Gates Industrial Corp PLC (a)	16,347	246,186
Graco, Inc.	3,627	252,874
GXO Logistics, Inc. (a)	7,176	511,936
Hexcel Corp.	4,534	269,637
Hubbell, Inc.	1,750	321,598
IDEX Corp.	1,348	258,452
Illinois Tool Works, Inc.	1,153	241,438
Johnson Controls International PLC	26,580	1,742,850
Lennox International, Inc.	1,094	282,099
Norfolk Southern Corp.	6,286	1,792,892
Otis Worldwide Corp.	13,531	1,041,210
Owens Corning	7,039	644,069
Regal Rexnord Corp.	2,143	318,836
Rockwell Automation, Inc.	5,445	1,524,763
Sensata Technologies Holding, PLC (a)	4,395	223,486
Trane Technologies PLC	10,570	1,614,039
United Parcel Service, Inc., Class B	13,414	2,876,765
United Rentals, Inc. (a)	3,341	1,186,757
Vertiv Holdings Co.	10,437	146,118
W.W. Grainger, Inc.	818	421,916
Waste Management, Inc.	31,019	4,916,511
		28,063,335

INFORMATION TECHNOLOGY: 32.9% (c)
Accenture PLC, Class A	6,366	2,146,806
Adobe, Inc. (a)	1,560	710,767
Analog Devices, Inc.	13,838	2,285,761
ANSYS, Inc. (a)	8,964	2,847,415
Apple, Inc.	109,814	19,174,624
Applied Materials, Inc.	19,963	2,631,123
Autodesk, Inc. (a)	6,131	1,314,180
Automatic Data Processing, Inc.	6,168	1,403,467
Avnet, Inc.	4,158	168,773
Block, Inc., Class A (a)	1,162	157,567
Cadence Design Systems, Inc. (a)	7,966	1,310,088
Cisco Systems, Inc.	32,207	1,795,862
Citrix Systems, Inc.	7,183	724,765
Cognex Corp.	5,540	427,411
Corning, Inc.	6,069	224,007
Dell Technologies, Inc., Class C (a)	3,349	168,086
DocuSign,Inc. (a)	5,735	614,333
F5, Inc. (a)	144	30,089
First Solar, Inc. (a)	3,120	261,269
HP, Inc.	47,360	1,719,168
HubSpot, Inc. (a)	5,170	2,455,440
IBM	11,436	1,486,909
Intel Corp.	58,036	2,876,264

Intuit, Inc.	1,949	937,157
Keysight Technologies, Inc. (a)	5,947	939,448
Lam Research Corp.	7,573	4,071,321
Lumentum Holdings, Inc. (a)	2,388	233,069
MasterCard, Inc., Class A	10,574	3,778,936
Microsoft Corp.	50,198	15,476,545
National Instruments Corp.	6,191	251,293
NVIDIA Corp.	36,233	9,886,536
NXP Semiconductors NV	8,425	1,559,299
Okta, Inc. (a)	9,995	1,508,845
PayPal Holdings, Inc. (a)	1,860	215,109
PTC, Inc. (a)	3,074	331,131
QUALCOMM, Inc.	2,001	305,793
salesforce.com, Inc. (a)	8,651	1,836,780
ServiceNow, Inc. (a)	4,340	2,416,903
Splunk, Inc. (a)	2,007	298,260
Synopsys, Inc. (a)	5,793	1,930,633
Texas Instruments, Inc.	33,508	6,148,048
Trimble, Inc. (a)	3,543	255,592
Universal Display Corp.	3,794	633,408
Visa, Inc., Class A	7,305	1,620,030
VMware, Inc., Class A	7,174	816,903
Western Digital Corp. (a)	3,922	194,727
Wolfspeed, Inc. (a)(b)	3,173	361,278
		102,941,218

MATERIALS: 3.9%
Air Products & Chemicals, Inc.	7,604	1,900,316
Amcor PLC	22,158	251,050
Axalta Coating Systems, Ltd. (a)	8,858	217,730
Celanese Corp.	1,745	249,308
CF Industries Holdings, Inc.	16,814	1,732,851
Chemours Co., The	9,437	297,077
Eastman Chemical Co.	3,468	388,624
Ecolab, Inc.	13,468	2,377,910
Graphic Packaging Holding Co.	16,268	326,011
International Flavors & Fragrances, Inc.	18,454	2,423,563
International Paper Co.	4,797	221,382
Martin Marietta Materials, Inc.	771	296,750
PPG Industries, Inc.	8,820	1,156,037
Sherwin-Williams Co., The	1,151	287,313
WestRock Co.	4,875	229,271
		12,355,193

REAL ESTATE: 5.0%
Boston Properties, Inc., REIT (b)	3,117	401,470
CBRE Group, Inc., Class A (a)	43,133	3,947,532
Equinix, Inc., REIT	1,617	1,199,200
Equity Residential, REIT	3,659	329,017
Healthpeak Properties, Inc., REIT	52,153	1,790,412
Host Hotels & Resorts, Inc., REIT (a)	15,225	295,822
Prologis, Inc., REIT	14,899	2,405,891
Rayonier, Inc., REIT	816	33,554
Ventas, Inc., REIT	56,620	3,496,851
Welltower, Inc., REIT	15,243	1,465,462
Weyerhaeuser Co., REIT	7,457	282,620
		15,647,831

UTILITIES: 1.6%
American Water Works Co., Inc.	26,202	4,337,217
Avangrid, Inc.	5,336	249,405
Edison International	4,313	302,341
		4,888,963

TOTAL COMMON STOCKS		310,492,088
(Cost $192,049,739)

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.250% (d)(e)	2,228,950	2,228,950
(Cost $2,228,950)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.286% (d)(e)	188,589	188,589
(Cost $188,589)

TOTAL INVESTMENTS: 100.1%		312,909,627
(Cost $194,467,278)

PAYABLE UPON RETURN OF SECURITIES LOANED:- 0.1%		(188,589)

OTHER ASSETS AND LIABILITIES - (NET): 0.0% (f)		147,426

Net Assets: 100.0%		$312,868,464

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2022. The total market value of securities on loan as of March 31, 2022 was $946,987.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(e)	Premier Class shares
(f)	Rounds to less than 0.05%.

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549